Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net Income (loss) for the year	$ 898,591	$ (6,402,277)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	421,881	1,730,308
Depreciation expense	214,643	239,904
Change in derivative liability	(15,696,391)	(12,300,453)
Units issued for services	1,060,858
Imputed interest expense on lease liability	1,834	12,696
Interest expense	16,466
Financing costs	264,435
Foreign exchange loss (gain)	233,059
Foreign exchange loss (gain) on re-translation of lease	718	2,165
Loss on debt settlement		56,146
Amortization of EPA discount	996,400
Loss on fair value of convertible debt derivatives	1,140,537
Gain on EPA debt extinguishment	(8,614,103)
Changes in operating assets and liabilities:
Accounts receivable	369,544	(12,598)
Prepaid mine acquisition costs		(260,463)
Prepaid finance costs	393,640	(393,640)
Prepaid expenses and deposits	(1,133,124)	76,112
Accounts payable	773,102	(128,774)
Accrued liabilities	316,167	787,363
EPA water treatment payable	(4,458,707)	1,974,656
EPA cost recovery payable	(2,000,000)	3,000,000
Interest payable – EPA	(78,710)
Interest payable	2,380,853	246,702
Net cash used in operating activities	(22,498,307)	(11,372,153)
Investing activities
Purchase of spare inventory	(341,004)
Land purchase	(202,000)
Bunker Hill mine purchase	(5,524,322)
Mine improvements	(1,157,059)
Purchase and demobilization of Process plant	(3,129,856)
Process plant	(503,831)
Purchase of machinery and equipment	(316,600)	(94,693)
Net cash used in investing activities	(11,174,672)	(94,693)
Financing activities
Proceeds from convertible debentures	29,000,000
Proceeds from bridge loan	4,668,000
Proceeds from issuance of shares, net of issue costs	7,767,849	6,013,439
Proceeds from promissory note		2,500,000
Repayment of promissory note	(1,000,000)
Lease payments	(64,828)	(129,191)
Net cash provided by financing activities	40,371,021	8,384,248
Net change in cash and restricted cash	6,698,042	(3,082,598)
Cash, beginning of year	486,063	3,568,661
Cash and restricted cash, end of year	7,148,105	486,063
Non-cash activities:
Units issued to settle accounts payable and accrued liabilities	228,421	188,146
Units issued to settle interest payable	1,400,174
Mill purchase for shares and warrants	3,243,296
Units issued to settle DSU/RSU/Bonuses	872,399
Reconciliation from Cash Flow Statement to Balance Sheet:
Less restricted cash	6,476,000
Cash	$ 708,105	$ 486,063